SHARE-BASED COMPENSATION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SHARE-BASED COMPENSATION (Details) [Line Items]
Share-based compensation expense	$ 3,573,000
Employee Grant Shares Member
SHARE-BASED COMPENSATION (Details) [Line Items]
Weighted average exercise price (in Dollars per share)	$ 0.000003